Note 12 - Right-of-Use Assets and Finance Lease Liabilities - Annual Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
2021	$ 9,153
2022	18,267
2023	18,267
2024	37,157
2025	13,376
2026	33,344
Total	129,564
Less: Amount of interest (Leonidio and Kyparissia)	(4,340)
Total lease payments	125,224
Less: Financing costs, net	(577)
Total lease payments, net	$ 124,647	$ 132,861